Income taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

The United States and foreign components of loss before income taxes were comprised of the following:

	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2023
	(Unaudited)	(Unaudited)
Singapore	$(667,572)	$(655,579)
Foreign	(16,081,681)	(6,524,186)
Total loss (income) before income taxes	$(16,749,253)	$(7,189,765)

Schedule of provision for income taxes

The provision (benefit) for income taxes consisted of the following:

	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2023
	(Unaudited)	(Unaudited)
Current	$-	$-
Deferred	(979)	-
Provision (benefit) for income taxes	$(979)	$-

Schedule of deferred tax assets and liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	June 30, 2024	December 31, 2023
	(Unaudited)
Deferred Tax Assets
Valuation allowance for credit losses	$417	$426
Net operating loss carryforwards	631,377	544,385
Lease liabilities	37,161	20,574
Less: valuation allowance*	(620,130)	(545,099)
Total deferred tax assets, net	$48,824	$20,286

Deferred Tax Liabilities
Right of use assets	$(48,824)	$(20,286)
Amortization of intangible assets	(80,099)	-
Total deferred tax liabilities	(128,923)	(20,286)
Deferred tax assets/(liabilities), net	$(80,099)	$-

*	The valuation allowance on all deferred tax assets increased by $75,031 from December 31, 2023 to June 30, 2024.

Schedule of taxes payable	Taxes payable consist of the following:
	June 30, 2024	December 31, 2023
	(Unaudited)
GST taxes payable	$218,019	$192,956
Income taxes payable	2,822	15,699
Totals	$220,841	$208,655